Income tax and social contribution - Summary of Reconciliation of Income tax expense to Profit (Loss) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	R$ (242,516)
Statement of operations	242,516
Balances at the end of the period	0
Temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(259,786)
Statement of operations	259,786
Balances at the end of the period	0
Fair value of TAP Bonds
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(243,288)
Statement of operations	217,156
Balances at the end of the period	(26,132)
Financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(201,738)
Statement of operations	79,778
Balances at the end of the period	(121,960)
Deferred revenue – TudoAzul Program
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(148,963)
Statement of operations	31,423
Balances at the end of the period	(117,540)
Depreciation of aircraft and engines
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(48,899)
Statement of operations	(4,283)
Balances at the end of the period	(53,182)
Foreing exchanges variations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(16,498)
Statement of operations	16,498
Balances at the end of the period	0
Fair value of other investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(21,963)
Statement of operations	21,963
Balances at the end of the period	0
Active temporary difference
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	421,563
Statement of operations	(102,749)
Balances at the end of the period	318,814
Tax loss and CSSL negative base
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	17,270
Statement of operations	(17,270)
Balances at the end of the period	0
Tax loss
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	12,699
Statement of operations	(12,699)
Balances at the end of the period	0
Negative social contribution base
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	4,571
Statement of operations	(4,571)
Balances at the end of the period	R$ 0